OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations non-current (Details) - CLP ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 1,041,048,972	$ 989,829,569
Bank loans
Disclosure of detailed information about borrowings
Other non-current financial liabilities	[1]	4,000,000	4,000,000
Envases Central S.A. | Bank loans | Banco BCI 2.00% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 4,000,000	$ 4,000,000
Nominal interest rate		2.00%
Effective interest rate percentage		2.00%	2.00%
Envases Central S.A. | Bank loans | Banco BCI 2.13% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Nominal interest rate		2.13%
Envases Central S.A. | Bank loans | More than 3 years up to 4 years | Banco BCI 2.00% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 4,000,000	$ 4,000,000

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade and Other Accounts Receivable, Accounts Receivable, Bottle Guarantee Deposits and Trade Accounts Payable, and Other Accounts Payable present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.